SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 3) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Minimum	Dec. 31, 2014 Maximum
Accounting policies
Maximum ownership percentage owned to be counted as cost-method investment				20.00%
Long-lived asset impairment loss	27,203	7,965	5,349
Goodwill Impairment Loss	188	0	0
Redemption period for points earned by members on paid stays						2 years
Estimated liability accruals under customer loyalty program	71,475	15,061
Hotel manager fees recognized as revenue	166,572	116,885	72,061
Estimated membership duration					2 years	5 years
Revenue recognized from customer loyalty program	107,737	74,715	51,132
Advertising related expenses	79,806	43,807	30,053
Unrestricted government subsidies from local governmental agencies	19,657	17,016	6,723
Deferred rent current	21,701	15,704
Deferred rent long-term	830,414	653,831		133,838
Interest cost incurred	14,733	1,084	859
Interest cost capitalized	13,200	271	37